Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Innovator Growth Accelerated Plus ETF - April
Prospectus [Line Items]
Annual Return [Percent]	19.48%	17.20%	43.20%	(25.69%)